UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

 SHARES                                                                                VALUE
                COMMON STOCKS--96.2%
                CONSUMER DISCRETIONARY--7.6%
    412,500   1 Chicos Fas, Inc.                                             $     7,986,000
    951,400     Home Depot, Inc.                                                  35,363,538
    993,890     McDonald's Corp.                                                  47,577,514
    584,400     TJX Cos., Inc.                                                    16,217,100
    155,100     Target Corp.                                                       9,394,407
  1,686,300     Time Warner, Inc.                                                 32,478,138
                   TOTAL                                                         149,016,697
                CONSUMER STAPLES--15.1%
    556,650     Altria Group, Inc.                                                37,000,526
  1,264,700     Archer-Daniels-Midland Co.                                        42,493,920
    515,500     Coca-Cola Co.                                                     26,862,705
    817,400     Kellogg Co.                                                       42,349,494
    605,908     Kraft Foods, Inc., Class A                                        19,843,487
    301,200     PepsiCo, Inc.                                                     19,764,744
    740,700     Procter & Gamble Co.                                              45,819,702
    739,100     Wal-Mart Stores, Inc.                                             33,961,645
    667,900     Walgreen Co.                                                      29,507,822
                   TOTAL                                                         297,604,045
                ENERGY-12.0%
    156,300     Baker Hughes, Inc.                                                12,355,515
    868,297     Exxon Mobil Corp.                                                 73,918,124
    494,700   1 Nabors Industries Ltd.                                            14,465,028
    441,600   1 Newfield Exploration Co.                                          21,218,880
    478,500     Total SA, Class B, ADR                                            37,614,885
    687,700   1 Weatherford International Ltd.                                    38,050,441
    696,900     XTO Energy, Inc.                                                  38,001,957
                   TOTAL                                                         235,624,830
                FINANCIALS--13.0%
    483,200     Ace Ltd.                                                          27,890,304
    898,049     American International Group, Inc.                                57,636,785
  1,247,600     Citigroup, Inc.                                                   58,100,732
    386,500     Merrill Lynch & Co., Inc.                                         28,678,300
    593,782     Morgan Stanley                                                    37,924,856
    189,600     Prudential Financial, Inc.                                        16,804,248
    987,400     U.S. Bancorp                                                      29,572,630
                   TOTAL                                                         256,607,855
                HEALTH CARE--14.7%
    730,900     Abbott Laboratories                                               37,049,321
    413,500     Cardinal Health, Inc.                                             27,179,355
    554,200   1 Cephalon, Inc.                                                    41,642,588
    333,100   1 Express Scripts, Inc., Class A                                    16,698,303
    391,100   1 Genentech, Inc.                                                   29,090,018
    910,900     Merck & Co., Inc.                                                 45,226,185
    159,800   1 Myriad Genetics, Inc.                                              5,973,324
    799,200     Schering Plough Corp.                                             22,809,168
    393,000     Shire PLC, ADR                                                    28,999,470
    709,700     Wyeth                                                             34,434,644
                   TOTAL                                                         289,102,376
                INDUSTRIALS--10.4%
    331,900     3M Co.                                                            29,512,548
    274,000     Deere & Co.                                                       32,995,080
  1,605,800     General Electric Co.                                              62,240,808
    858,700   1 Shaw Group, Inc.                                                  45,700,014
    928,900     Waste Management, Inc.                                            35,326,067
                   TOTAL                                                         205,774,517
                INFORMATION TECHNOLOGY--16.4%
  2,370,833   1 Cisco Systems, Inc.                                               68,540,782
  2,204,100   1 Corning, Inc.                                                     52,545,744
  1,751,600     EMC Corp. Mass                                                    32,422,116
    600,300     Hewlett-Packard Co.                                               27,631,809
    952,000     Maxim Integrated Products, Inc.                                   30,178,400
  1,252,079     Microsoft Corp.                                                   36,297,770
    807,500     Telefonaktiebolaget LM Ericsson, Class B, ADR                     30,208,575
  1,260,800     Texas Instruments, Inc.                                           44,367,552
                   TOTAL                                                         322,192,748
                MATERIALS--2.1%
    498,200     Newmont Mining Corp.                                              20,799,850
    276,600     Praxair, Inc.                                                     21,193,092
                   TOTAL                                                          41,992,942
                TELECOMMUNICATION SERVICES--2.9%
    916,524     AT&T, Inc.                                                        35,891,080
    511,300     Verizon Communications                                            21,791,606
                   TOTAL                                                          57,682,686
                UTILITIES--2.0%
    641,100     FirstEnergy Corp.                                                 38,946,825
                   TOTAL COMMON STOCKS (IDENTIFIED COST $1,694,220,729)        1,894,545,521
                MUTUAL FUND--4.9%
 97,312,867 2,3 Prime Value Obligations Fund, Institutional Shares, 5.25%         97,312,867
                (AT NET ASSET VALUE)
                   TOTAL INVESTMENTS-101.1%                                    1,991,858,388
                   (IDENTIFIED COST $1,791,533,596)4
                   OTHER ASSETS AND LIABILITIES - NET- (1.1)%                   (22,171,541)
                   TOTAL NET ASSETS - 100%                                   $ 1,969,686,847


1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At July 31, 2007, the cost of investments for federal tax purposes was $1,791,533,596. The net unrealized appreciation of investments for federal tax purposes was $200,324,792. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $243,542,049 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,217,257.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt


FEDERATED KAUFMANN FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES,         UNITS HELD OR PRINCIPAL AMOUNT         VALUE IN
                                                     U.S. DOLLARS

                          COMMON STOCKS--88.5%
                          CONSUMER DISCRETIONARY--7.4%
        1,504,900       1 Anta Sports Products Ltd.                                                                $       1,644,080
          166,700         Bajaj Auto Ltd.                                                                                  9,692,836
        3,351,300       1 Belle International Holdings                                                                     3,829,226
        5,540,100         Bharat Forge Ltd.                                                                               39,244,000
        1,700,000     1,2 Central European Media Enterprises Ltd., Class A                                               157,216,000
          300,000     1,2 Chipotle Mexican Grill, Inc.                                                                    26,502,000
        2,726,200       1 Cia Hering                                                                                      14,967,827
        1,350,000     1,2 Clear Channel Outdoor Holdings, Inc., Class A                                                   37,057,500
        2,938,500       1 Clear Media Ltd.                                                                                 2,985,389
          595,300       1 Dick's Sporting Goods, Inc.                                                                     33,473,719
       13,827,300       1 Huabao International Holdings Ltd.                                                              12,914,741
        1,000,000   1,3,4 Hydrogen Corp.                                                                                   4,100,000
          250,000       1 Hydrogen Corp., Warrants 5/5/2011                                                                    5,117
          800,000       1 Iconix Brand Group, Inc.                                                                        15,824,000
          204,600         JC Decaux SA                                                                                     6,393,969
          704,900         Kangwon Land, Inc.                                                                              15,869,309
          700,000     1,2 Kohl's Corp.                                                                                    42,560,000
          800,000     1,2 Lamar Advertising Co.                                                                           47,624,000
          700,000     1,2 Lodgenet Entertainment                                                                          21,994,000
          376,600       1 Lululemon Athletica, Inc.                                                                       12,103,924
          502,900       1 Maruti Udyog Ltd.                                                                               10,468,130
        1,000,000       1 National CineMedia, Inc.                                                                        24,900,000
        1,000,000     1,2 O'Reilly Automotive, Inc.                                                                       33,310,000
          375,700     1,2 Orbitz Worldwide, Inc.                                                                           4,538,456
          500,000       2 Orient-Express Hotel Ltd.                                                                       23,225,000
        2,000,000       2 PetSmart, Inc.                                                                                  64,660,000
        3,537,200     3,4 Piaggio & C. SpA                                                                                16,104,521
          545,900   1,3,4 Submarino SA, GDR                                                                               45,801,010
          673,100         USS Co. Ltd.                                                                                    45,154,595
          831,700     1,2 Wet Seal, Inc., Class A                                                                          3,875,722
          830,400     1,2 hhgregg, Inc.                                                                                   11,833,200
                             TOTAL                                                                                       789,872,271
                          CONSUMER STAPLES--0.3%
          164,800       1 Anhanguera Educacional Participacoes SA                                                          2,647,056
          586,400       1 B&G Foods, Inc., Class A                                                                         7,804,984
        3,675,700       1 China Flavors & Fragrances Co. Ltd.                                                              1,976,868
          152,900       1 Kroton Educacional SA                                                                            3,466,697
          300,000       2 Whole Foods Market, Inc.                                                                        11,112,000
                             TOTAL                                                                                        27,007,605
                          ENERGY--4.0%
        7,500,000     1,5 Dresser-Rand Group, Inc.                                                                       278,250,000
          460,000       1 Petroplus Holdings AG                                                                           44,051,659
        1,247,405         Reliance Industries Ltd.                                                                        58,368,410
        2,000,000       2 Spectra Energy Corp.                                                                            50,940,000
                             TOTAL                                                                                       431,610,069
                          FINANCIALS-18.6%
        2,344,135         3i Group PLC                                                                                    50,696,604
        2,490,300         Advance America Cash Advance, Inc.                                                              36,532,701
           80,988     1,2 Alleghany Corp.                                                                                 34,014,960
                1       3 Apollo Investment Fund V                                                                         5,846,404
        1,079,000       2 Axis Capital Holdings Ltd.                                                                      39,761,150
        2,250,000       2 Brookfield Asset Management, Inc., Class A                                                      79,065,000
        7,500,000     1,2 CB Richard Ellis Services, Inc.                                                                261,900,000
        1,000,000         Calamos Asset Management, Inc.                                                                  24,700,000
       13,253,200       1 China Properties Group Ltd.                                                                      6,339,426
        7,192,848       1 DLF Ltd.                                                                                       109,293,172
                1       3 Denovo Ventures I LP                                                                             5,092,632
                1     1,3 FA Private Equity Fund IV LP                                                                       649,432
          414,100       2 Fortress Investment Group LLC, Class A                                                           7,855,477
                1       3 Greenfield Technology Venture Fund                                                                   1,400
        3,883,200         Housing Development Finance Corp. Ltd.                                                         192,327,746
        4,689,820         ICICI Bank Ltd.                                                                                107,150,649
        1,368,500       2 ICICI Bank Ltd., ADR                                                                            60,651,920
                1       3 Incuvest LLC                                                                                             0
       31,643,300       1 Industrial & Commercial Bank of China                                                           19,298,540
                1     1,3 Infrastructure Fund                                                                                 95,316
                1       3 Internet.com Corp.                                                                                       0
        1,100,000       5 James River Group, Inc.                                                                         36,366,000
          415,100         Korea Investment Holdings Co. Ltd.                                                              28,275,956
                1       3 Latin Healthcare Fund                                                                            8,516,560
        2,700,000         Loews Corp.                                                                                    127,980,000
        1,852,200   1,2,5 MBF Healthcare Acquisition Corp.                                                                15,447,348
        3,000,000       1 MF Global Ltd.                                                                                  74,790,000
          132,500     1,2 Markel Corp.                                                                                    61,678,750
        1,750,000       1 Move, Inc.                                                                                       5,862,500
        1,000,000     1,2 NexCen Brands, Inc.                                                                              8,480,000
        2,500,000       2 Nuveen Investments, Class A                                                                    152,850,000
                1     1,3 Peachtree Leadscope LLC                                                                            300,000
                1       3 Peachtree Leadscope LLC                                                                                  0
                1       3 Peachtree Open Networks                                                                                  0
                1       3 Peachtree Velquest                                                                                       0
                1       3 Peachtree/CB Partners                                                                                    0
          500,000     1,2 Penson Worldwide, Inc.                                                                           8,825,000
        5,168,500       1 People's United Financial, Inc.                                                                 83,316,220
        2,100,000       1 Philadelphia Consolidated Holding Corp.                                                         75,894,000
          632,600         Power Corp. of Canada                                                                           23,007,949
        1,780,800       1 RHJ International                                                                               36,046,078
                1       3 Rocket Ventures II                                                                                 160,130
          198,000         SFCG Co. Ltd.                                                                                   30,300,730
        2,497,500         Unitech Ltd.                                                                                    34,322,580
          133,000         White Mountains Insurance Group, Inc.                                                           73,083,500
          794,000       2 Willis Group Holdings Ltd.                                                                      32,228,460
       13,040,800   1,3,4 Yanlord Land Group Ltd.                                                                         27,557,696
                             TOTAL                                                                                     1,986,561,986
                          HEALTH CARE--19.2%
          200,000       1 Abaxis, Inc.                                                                                     3,640,000
          200,000         Abbott Laboratories                                                                             10,138,000
        1,927,000     1,5 Accelrys, Inc.                                                                                  12,833,820
        1,500,000       1 Advancis Pharmaceutical Corp., Warrants 4/12/2012                                                1,417,943
          197,600       1 Alexza Pharmaceuticals, Inc.                                                                     1,734,928
          200,000     1,2 Align Technology, Inc.                                                                           5,220,000
        5,031,900       1 Alkermes, Inc.                                                                                  71,654,256
        3,000,008       2 Allergan, Inc.                                                                                 174,390,465
          200,000     1,2 Allscripts Healthcare Solutions, Inc.                                                            4,550,000
          924,600     1,2 Alnylam Pharmaceuticals, Inc.                                                                   22,292,106
        2,000,000   1,2,5 Anadys Pharmaceuticals, Inc.                                                                     4,760,000
        1,391,750   1,2,5 Anesiva, Inc.                                                                                    8,907,200
          248,600       1 Animal Health International, Inc.                                                                2,799,236
          434,259       1 Ardais Corp., Warrants                                                                                   0
          434,259     1,3 Ardais Corp., Warrants 4/14/2009                                                                         0
        2,189,700     1,2 Arena Pharmaceuticals, Inc.                                                                     25,028,271
        2,935,250   1,2,5 Auxilium Pharmaceutical, Inc.                                                                   51,278,818
          628,500       1  Avalon Pharmaceuticals, Inc.                                                                    2,840,820
          445,300   1,3,4 Avalon Pharmaceuticals, Inc.                                                                     2,012,756
          157,125       1 Avalon Pharmaceuticals, Inc., Warrants 5/24/2012                                                   388,391
          168,500         Aventis Pharma Ltd.                                                                              5,425,405
          558,660     1,3 Avigen, Inc.                                                                                     3,111,736
        3,435,500     1,5 Avigen, Inc.                                                                                    19,135,735
        1,500,000     1,2 BioMarin Pharmaceutical, Inc.                                                                   27,090,000
          126,800       1 BioMimetic Therapeutics, Inc.                                                                    1,829,724
        2,000,000       1 Bioenvision, Inc.                                                                               11,020,000
          517,300     1,2 Cepheid, Inc.                                                                                    7,630,175
          283,500     1,2 Chindex International, Inc.                                                                      6,129,270
          111,000     1,5 Chindex International, Inc., Warrants 3/31/2009                                                  1,292,647
        2,413,250         Cipla Ltd.                                                                                      11,356,165
          347,492       3 CompBenefits Corp.                                                                                       0
        3,634,700   1,2,5 Conceptus, Inc.                                                                                 58,882,140
          714,286     3,5 Conceptus, Inc.                                                                                 11,571,433
          625,000       3 Conceptus, Inc.                                                                                 10,125,000
          600,000 1,3,4,5 Conceptus, Inc.                                                                                  9,720,000
          500,000     1,3 Cortek, Inc.                                                                                             0
        3,000,000   1,2,5 Cubist Pharmaceuticals, Inc.                                                                    69,180,000
          852,527     1,2 Cyclacel Pharmaceuticals, Inc.                                                                   4,688,898
        2,142,857       1 Cyclacel Pharmaceuticals, Inc.                                                                  11,785,714
          242,091       1 Cyclacel Pharmaceuticals, Inc., Warrants 2/17/2014                                                 836,497
          857,143       1 Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013                                               3,971,957
        3,242,800   1,2,5 Cytokinetics, Inc.                                                                              16,214,000
        1,296,300       1 Cytyc Corp.                                                                                     54,574,230
          489,500     1,2 Durect Corp.                                                                                     2,104,850
        4,774,300   1,2,5 Dyax Corp.                                                                                      18,524,284
        7,159,400   1,2,5 Dynavax Technologies Corp.                                                                      28,637,600
        4,220,600       1 Endo Pharmaceuticals Holdings, Inc.                                                            143,542,606
        1,250,000     1,3 Endologix, Inc.                                                                                  4,650,000
        3,555,556       1 Endologix, Inc.                                                                                 13,226,668
          600,000       1 Endologix, Inc.                                                                                  2,232,000
        4,046,250 1,2,3,5 Endologix, Inc.                                                                                 15,052,050
        1,000,000     1,2 Enzon, Inc.                                                                                      7,200,000
        1,317,490       1 Favrille, Inc.                                                                                   3,939,295
        2,948,000   1,2,5 Favrille, Inc.                                                                                   8,814,520
          461,121       1 Favrille, Inc., Warrants 3/7/2011                                                                  590,828
        1,787,900   1,2,5 GTX, Inc.                                                                                       27,480,023
          302,400         GlaxoSmithkline Pharmaceuticals Ltd.                                                             8,560,462
        3,087,300   1,2,5 Illumina, Inc.                                                                                 140,688,261
          860,000     1,2 Immunicon Corp.                                                                                  1,238,400
        2,329,800       1 Incyte Genomics, Inc.                                                                           12,394,536
          167,600     1,2 Insulet Corp.                                                                                    2,349,752
        1,045,895   1,3,4 Insulet Corp.                                                                                   12,990,016
        4,705,882     1,3 Isis Pharmaceuticals, Inc.                                                                      48,988,232
        3,808,200     1,2 Isis Pharmaceuticals, Inc.                                                                      39,643,362
        1,176,470       1 Isis Pharmaceuticals, Inc., Warrants 8/23/2010                                                   7,926,664
        3,892,300     1,5 Kosan Biosciences, Inc.                                                                         16,191,968
          741,500     1,2 Kyphon, Inc.                                                                                    48,657,230
        1,750,000       1 Labopharm, Inc.                                                                                  3,780,000
        1,817,500     1,2 Medarex, Inc.                                                                                   25,735,800
        2,483,800       1 Medicines Co.                                                                                   39,517,258
          441,000     1,2 Metabasis Therapeutics, Inc.                                                                     1,472,940
        2,559,000       1 Metabasis Therapeutics, Inc.                                                                     8,547,060
          895,650     1,3 Metabasis Therapeutics, Inc., Warrants 9/30/2010                                                   879,649
        1,754,500     1,2 Momenta Pharmaceuticals, Inc.                                                                   17,053,740
       23,198,600   1,2,5 Monogram Biosciences, Inc.                                                                      38,509,676
        1,000,000     1,2 Nektar Therapeutics                                                                              7,630,000
          100,000       1 Neurochem, Inc.                                                                                    633,000
        4,000,000   1,2,5 Neurocrine Biosciences, Inc.                                                                    40,680,000
        1,385,400       1 Neurogen Corp.                                                                                   5,860,242
          804,300     1,5 NeurogesX, Inc.                                                                                  5,469,240
          459,300     1,2 Neurometrix, Inc.                                                                                3,858,120
          133,100   1,3,4 Newron Pharmaceuticals SpA                                                                       8,217,223
          498,400     1,2 Nighthawk Radiology Holdings, Inc.                                                              10,281,992
        2,249,500   1,2,5 NxStage Medical, Inc.                                                                           29,873,360
        1,806,200       1 OSI Pharmaceuticals, Inc.                                                                       58,231,888
        1,335,100       1 Pharmacopeia, Inc.                                                                               7,409,805
          222,650       1 Pharmacopeia, Inc., Warrants 4/19/2011                                                             601,116
        1,747,511   1,2,5 Pharmacyclics, Inc.                                                                              3,949,375
          250,000       1 Pharmion Corp.                                                                                   6,090,000
          740,900     1,2 Poniard Pharmaceuticals, Inc.                                                                    4,297,220
        1,390,400   1,2,5 Progenics Pharmaceuticals, Inc.                                                                 29,629,424
        1,209,900     1,2 Regeneron Pharmaceuticals, Inc.                                                                 18,015,411
          458,965       1 Sanarus Medical, Inc., Warrants                                                                          0
          500,000       2 Schering Plough Corp.                                                                           14,270,000
          282,200       1 Sepracor, Inc.                                                                                   7,938,286
          314,100     1,2 Sirtris Pharmaceuticals, Inc.                                                                    3,913,686
          227,000     1,2 Somaxon Pharmaceuticals, Inc.                                                                    2,242,760
        1,015,400       1 Sonus Pharmaceuticals, Inc.                                                                      5,066,846
              274       1 Soteira, Inc.                                                                                          343
        2,245,900   1,2,5 Stereotaxis, Inc.                                                                               29,308,995
          500,000         Sun Pharmaceutical Industries Ltd.                                                              11,411,413
          500,000       1 Sun Pharmaceutical Industries Ltd.                                                               1,162,013
          764,000       1 Systems Xcellence, Inc.                                                                         21,521,880
          561,000       1 Thermage, Inc.                                                                                   4,891,920
          188,400       1 TomoTherapy, Inc.                                                                                5,105,640
          300,000       1 VCA Antech, Inc.                                                                                11,802,000
        1,052,919       1 Vasogen, Inc. Warrants                                                                                   0
        4,211,677       1 Vasogen, Inc., Warrants 11/8/2011                                                                  688,335
        1,947,200       1 Vical, Inc.                                                                                      9,891,776
       10,070,500       1 Warner Chilcott Ltd., Class A                                                                  181,269,000
        1,410,138     1,5 World Heart Corp., Warrants 9/22/2008                                                               32,110
                             TOTAL                                                                                     2,053,821,885
                          INDUSTRIALS--15.8%
          753,600       1 Aecom Technology Corp.                                                                          19,555,920
        3,087,000         Asea Brown Boveri Ltd.                                                                          87,239,260
        2,825,600         Bharat Heavy Electricals Ltd.                                                                  120,378,482
        1,436,600       2 CLARCOR, Inc.                                                                                   49,979,314
          820,000         Caterpillar, Inc.                                                                               64,616,000
        2,496,200     3,4 China Communications Construction Co. Ltd.                                                       5,615,346
       19,910,000         China Metal International Ho                                                                     8,790,257
        1,400,000   1,2,5 CoStar Group, Inc.                                                                              71,400,000
          924,300       1 Copart, Inc.                                                                                    26,009,802
        2,598,173         Crompton Greaves Ltd.                                                                           18,891,981
          475,000         Cummins, Inc.                                                                                   56,382,500
          692,700         Embraer - Empresa Brasileira de Aeronautica S/A, ADR                                            29,945,421
        1,750,000       2 Expeditors International Washington, Inc.                                                       78,190,000
          500,000         FedEx Corp.                                                                                     55,370,000
        1,100,000     1,2 First Solar, Inc.                                                                              123,827,000
        1,100,000         Forward Air Corp.                                                                               37,477,000
          400,000     1,2 Houston Wire & Cable Co.                                                                        10,308,000
        1,258,700       1 IHS, Inc., Class A                                                                              59,687,554
        1,165,000     1,5 Innovative Solutions and Support, Inc.                                                          20,771,950
        1,000,000       1 Interline Brands, Inc.                                                                          22,970,000
        1,100,000     1,2 Kansas City Southern Industries, Inc.                                                           37,961,000
           46,000       1 Kenexa Corp.                                                                                     1,645,880
        1,371,045         Kuehne & Nagel International AG                                                                133,869,406
          400,000     1,2 LG Philips LCD Co. Ltd., ADR                                                                     9,244,000
          800,000         Landstar System, Inc.                                                                           36,368,000
          500,000         Macquarie Infrastructure Co. LL                                                                 19,895,000
        4,997,764         Max India Ltd.                                                                                  26,392,053
          494,000       2 Mueller Water Products, Inc.                                                                     6,935,760
        3,000,000   1,3,4 Nagarjuna Construction Co. Ltd., GDR                                                            14,250,000
        1,265,600   1,2,5 NuCo2, Inc.                                                                                     31,981,712
          635,400       2 Pacer International, Inc.                                                                       13,985,154
          106,000         Panalpina Welttransport Holding AG                                                              20,652,732
        1,400,000     1,2 Ryanair Holdings PLC, ADR                                                                       58,086,000
          577,100         Ryder System, Inc.                                                                              31,376,927
        1,104,700       2 Simpson Manufacturing Co., Inc.                                                                 37,372,001
        2,548,400       1 Spirit Aerosystems Holdings, Inc., Class A                                                      92,506,920
        1,500,000         TNT NV                                                                                          64,132,067
          660,800       1 TeleTech Holdings, Inc.                                                                         19,381,264
          500,000       1 TransDigm Group, Inc.                                                                           20,600,000
        2,000,000         UTI Worldwide, Inc.                                                                             50,260,000
                             TOTAL                                                                                     1,694,301,663
                          INFORMATION TECHNOLOGY--13.8%
        1,000,000       1 Access Integrated Technology, Inc., Class A                                                      8,100,000
          530,000       1 Amdocs Ltd.                                                                                     19,180,700
           80,000     1,2 Anadigics, Inc.                                                                                  1,162,400
        1,252,900       1 Autodesk, Inc.                                                                                  53,085,373
          600,000     1,2 Blackboard, Inc.                                                                                26,538,000
        2,000,000       1 CSR PLC                                                                                         28,913,435
        1,704,800       1 Compugroup Holding AG                                                                           39,019,643
        3,750,000     1,2 Comverse Technology, Inc.                                                                       72,262,500
        1,000,000     1,2 DST Systems, Inc.                                                                               75,870,000
          352,323     1,3 Decision Management International, Inc.                                                                  0
          926,000     1,2 Eagle Test Systems, Inc.                                                                        13,880,740
          500,000     1,2 Euronet Worldwide, Inc.                                                                         12,705,000
        1,059,322       3 Expand Networks Ltd.                                                                                     0
           91,178       1 Firstsource Solutions Ltd.                                                                         183,104
           53,900       1 Guidance Software, Inc.                                                                            637,637
           50,000       1 Harris Stratex Networks, Inc., Class A                                                             851,000
        2,400,000       1 Himax Technologies, Inc., ADR                                                                   12,264,000
          100,000     1,2 IPG Photonics Corp.                                                                              1,917,000
        1,133,900   1,2,5 Infocrossing, Inc.                                                                              19,979,318
          356,234     1,5 Infocrossing, Inc., Warrants 10/21/2008                                                          3,639,297
          750,000     1,2 Iron Mountain, Inc.                                                                             20,092,500
        1,000,000       1 Jupitermedia Corp.                                                                               7,740,000
          734,213       1 Komag, Inc.                                                                                     23,502,158
        1,260,000       1 LDK Solar Co. Ltd., ADR                                                                         56,448,000
        4,061,500     1,2 MEMC Electronic Materials, Inc.                                                                249,051,180
        4,380,000   1,2,5 Magma Design Automation                                                                         64,867,800
          875,000     1,2 Mastercard, Inc.                                                                               140,700,000
        2,600,000       1 Microsemi Corp.                                                                                 60,606,000
          260,700     1,2 NAVTEQ Corp.                                                                                    14,111,691
        2,400,000       1 NIC, Inc.                                                                                       16,008,000
        4,700,000     1,2 ON Semiconductor Corp.                                                                          55,554,000
        1,436,800     1,5 Online Resources Corp.                                                                          15,704,224
          530,000 1,3,4,5 Online Resources Corp.                                                                           5,792,900
        3,040,000       1 Parametric Technology Corp.                                                                     53,595,200
        1,500,000       1 Quest Software, Inc.                                                                            22,200,000
          417,200 1,2,3,4 Redecard SA, GDR                                                                                14,309,960
          350,000       1 SI International, Inc.                                                                          10,195,500
        1,500,000       2 Seagate Technology Holdings                                                                     35,265,000
        3,751,199       3 Sensable Technologies, Inc.                                                                              0
                1       3 Sensable Technologies, Inc.                                                                        200,559
        2,550,000       1 Silicon Image, Inc.                                                                             17,391,000
        2,245,757       1 Solera Holdings, Inc.                                                                           41,995,656
        4,000,000     1,2 Spansion, Inc.                                                                                  42,440,000
          170,000       1 Starent Networks Corp.                                                                           3,080,400
        1,523,200     1,5  TNS, Inc.                                                                                      19,908,224
        1,764,100       1 ValueClick, Inc.                                                                                37,716,458
          970,352       1 Veraz Networks, Inc.                                                                             5,977,368
          374,968     1,2 WebMD Health Corp., Class A                                                                     17,169,785
        1,046,000       1 eBay, Inc.                                                                                      33,890,400
                             TOTAL                                                                                     1,475,703,110
                          MATERIALS--3.6%
           58,400       1 Advanced Metallurgical Group NV                                                                  2,556,799
        2,257,879         Cemex S.A. de C.V., ADR                                                                         73,019,807
        1,000,000         Freeport-McMoRan Copper & Gold, Inc.                                                            93,980,000
       25,220,100       1 Lee & Man Paper Manufacturing Ltd.                                                             108,276,590
       19,256,400         Nine Dragons Paper Holdings Ltd.                                                                56,976,265
          300,000         Potash Corp. of Saskatchewan, Inc.                                                              24,222,000
       23,888,500         Sinofert Holdings Ltd.                                                                          16,481,832
       15,951,000       1 TPI Polene Co. Ltd.                                                                              7,886,949
                             TOTAL                                                                                       383,400,242
                          TELECOMMUNICATION SERVICES--3.6%
        9,970,900       1 Bharti Airtel Ltd.                                                                             219,994,541
            4,900       1 MetroPCS Communications, Inc.                                                                      179,438
        1,450,000         NTELOS Holdings Corp.                                                                           38,860,000
          725,000       1 Neuf Cegetel                                                                                    28,613,267
        2,277,393       1 PAETEC Holding Corp.                                                                            26,873,237
           20,000         PT Telekomunikasi Indonesia, Class CS, ADR                                                         951,800
          750,000       1 Syniverse Holdings, Inc.                                                                        10,087,500
        3,000,000     1,2 Time Warner Telecom, Inc.                                                                       58,650,000
                             TOTAL                                                                                       384,209,783
                          UTILITIES-2.2%
          232,960       1 BF Utilities Ltd.                                                                               14,377,566
        3,711,600       1 China Resources Power Holdings Co. Ltd.                                                          9,359,766
          200,000       2 Consolidated Water Co.                                                                           5,790,000
          881,900         Dominion Resources, Inc.                                                                        74,273,618
        1,000,000       2 ITC Holdings Corp.                                                                              42,050,000
       14,855,700         NTPC Ltd.                                                                                       60,467,938
      168,297,100       1 PNOC Energy Development Corp.                                                                   23,586,835
                             TOTAL                                                                                       229,905,723
                             TOTAL COMMON STOCKS                                                                       9,456,394,337
                             (IDENTIFIED COST $6,401,165,094)
                          PREFERRED STOCKS--0.7%
                          FINANCIALS--0.6%
          173,200       5 Alleghany Corp., Conv. Pfd.                                                                     65,744,295
                          HEALTH CARE--0.1%
        1,694,915       3 Ardais Corp., Conv. Pfd.                                                                                 0
          790,960       3 Ardais Corp., Conv. Pfd., Series C                                                                       0
            3,985       3 CompBenefits Corp., Pfd.                                                                         4,906,819
          446,816       3 Cortek, Inc., Conv. Pfd., Series D2                                                                      0
        1,515,152       3 Cortex, Inc., Pfd., Series D                                                                             0
          126,065       3 Dexcom, Inc., Pfd.                                                                               1,012,302
        1,058,043       3 Sanarus Medical, Inc., Pfd., Series A                                                                    0
        1,448,436       3 Sanarus Medical, Inc., Pfd., Series B                                                                    0
        4,456,271       3 Sanarus Medical, Inc., Pfd., Series C                                                            3,030,264
        3,555,987         Sanarus Medical, Inc., Pfd., Series D                                                            2,837,678
        1,408,979         Sanarus Medical, Inc., Pfd., Series E                                                            1,301,756
          958,744         Soteira, Inc., Pfd.                                                                              1,198,430
                             TOTAL                                                                                        14,287,249
                          INFORMATION TECHNOLOGY--0.0%
          679,348       3 Multiplex, Inc., Pfd., Series C                                                                          0
                             TOTAL PREFERRED STOCKS                                                                       80,031,544
                             (IDENTIFIED COST $85,054,303)
                          CORPORATE BONDS--0.5%
  $                       HEALTH CARE--0.2%
                1         Ardais Corp., Conv Bond                                                                             47,450
       19,800,000     3,4 Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027                                       19,599,030
                             TOTAL                                                                                        19,646,480
                          INDUSTRIALS--0.0%
        1,978,000         SunPower Corp., Conv. Deb., 0.75%, 8/1/2027                                                      2,063,786
                          INFORMATION TECHNOLOGY--0.3%
       24,802,000       3 BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025                                                28,738,573
                             TOTAL CORPORATE BONDS                                                                        50,448,839
                             (IDENTIFIED COST $47,014,259)
                          CORPORATE NOTES--0.1%
                          HEALTH CARE--0.0%
                1         Ardais Corp., Conv Bond                                                                             47,450
        2,087,000     3,4 Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026                                                   1,808,244
                             TOTAL                                                                                         1,855,694
                          INFORMATION TECHNOLOGY--0.1%
        3,950,000         Blackboard, Inc., Conv. Sub. Deb., 3.25%, 7/1/2027                                               4,207,974
                             TOTAL CORPORATE NOTES                                                                         6,063,668
                             (IDENTIFIED COST $6,468,384)
                          MUTUAL FUND--10.0%
    1,073,662,392     5,6 Prime Value Obligations Fund, Institutional Shares, 5.25%                                    1,073,662,392
                          (AT NET ASSET VALUE)
                          REPURCHASE AGREEMENTS-17.4%
  $   958,687,000         Interest in $3,700,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under             958,687,000
                          which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459
                          (purchased with proceeds from securities lending collateral).
      900,000,000         Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under             900,000,000
                          which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,000,295,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,053,903,683 (purchased with proceeds from securities lending collateral).
                             TOTAL REPURCHASE AGREEMENTS (AT COST)                                                     1,858,687,000
                             TOTAL INVESTMENTS-117.2%                                                                 12,525,287,780
                             (IDENTIFIED COST $9,472,051,432)7
                             OTHER ASSETS AND LIABILITIES - NET-(17.2)%                                              (1,834,381,902)
                             TOTAL NET ASSETS-100%                                                                 $  10,690,905,878

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2007, securities subject to this type of arrangement and related collateral were as follows:
       MARKET VALUE OF SECURITIES LOANED            MARKET VALUE OF COLLATERAL
       $1,766,429,279                               $1,858,687,000

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $340,807,193, which represented 3.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2007, these liquid restricted securities amounted to $187,878,702, which represented 1.8% of total net assets.

5 Affiliated company. These are companies in which the Fund has ownership of at least 5% of the voting shares. At July 31, 2007, these securities amounted to $2,420,132,139 which represents 22.6% of total net assets. Transactions with affiliated companies during the three months ended July 31, 2007 are as follows:

                    BALANCE OF                                                     BALANCE OF
                    SHARES HELD         PURCHASES/              SALES/             SHARES HELD
AFFILIATES          4/30/2007           ADDITIONS               REDUCTIONS         7/31/2007          VALUE              DIVIDEND
Accelrys, Inc.      1,927,000           -                       -                  1,927,000     $12,833,820                 $-
Alleghany Corp.,    173,200             -                       -                  173,200        65,744,295            658,784
Conv. Pfd.
Anadys              2,000,000           -                       -                  2,000,000       4,760,000                  -
Pharmaceuticals,
Inc.
Anesiva, Inc.       1,391,750           -                       -                  1,391,750       8,907,200                  -
Auxilium            2,663,150           272,100                 -                  2,935,250      51,278,818                  -
Pharmaceutical,
Inc.
Avigen, Inc.        3,666,800           -                       231,300            3,435,500      19,135,735                  -
Chindex                                                                              111,000                                  -
International,      111,000             -                       -                                  1,292,647
Inc., Warrants
3/31/2009
Conceptus, Inc.     600,000             -                       -                    600,000       9,720,000                  -
Conceptus, Inc.     3,634,700           -                       -                  3,634,700      58,882,140                  -
Conceptus, Inc.     714,286             -                       -                    714,286      11,571,433                  -
CoStar Group, Inc.  1,272,500           127,500                 -                  1,400,000      71,400,000                  -
Cubist              4,108,900           -                       1,108,900          3,000,000      69,180,000                  -
Pharmaceuticals,
Inc.
Cytokinetics, Inc.  4,763,500           -                       1,520,700          3,242,800      16,214,000                  -
Dresser-Rand Group, 10,963,000          -                       3,463,000          7,500,000     278,250,000                  -
Inc.
Dyax Corp.          4,024,300           750,000                 -                  4,774,300      18,524,284                  -
Dynavax             7,159,400           -                       -                  7,159,400      28,637,600                  -
Technologies Corp.
Endologix, Inc.     4,046,250           -                       -                  4,046,250      15,052,050                  -
Favrille, Inc.      2,948,000           -                       -                  2,948,000       8,814,520
GTX, Inc.           2,176,900           -                       389,000            1,787,900      27,480,023                  -
Illumina, Inc.      3,087,300           -                       -                  3,087,300     140,688,261                  -
Infocrossing, Inc.  1,133,900           -                       -                  1,133,900      19,979,318                  -
Infocrossing, Inc., 356,234             -                       -                    356,234       3,639,297
Warrants 10/21/2008
Innovative          1,000,000           165,000                 -                  1,165,000      20,771,950                  -
Solutions and
Support, Inc
James River Group,  1,100,000           -                       -                  1,100,000      36,366,000            165,000
Inc.
Kosan Biosciences,  4,477,700           -                       585,400            3,892,300      16,191,968                  -
Inc.
Magma Design        4,680,000           -                       300,000            4,380,000      64,867,800                  -
Automation
MBF Healthcare      1,852,200           -                       -                  1,852,200      15,447,348                  -
Acquisition Corp.
Monogram            23,198,600          -                       -                 23,198,600      38,509,676                  -
Biosciences, Inc.
Neurocrine          4,586,500           -                       586,500            4,000,000      40,680,000                  -
Biosciences, Inc.
NeurogesX, Inc.     -                   804,300                 -                    804,300       5,469,240
NuCo2, Inc.         1,265,600           -                       -                  1,265,600      31,981,712                  -
NxStage Medical,    2,249,500           -                       -                  2,249,500      29,873,360                  -
Inc.
Online Resources    1,596,400           -                       159,600            1,436,800      15,704,224                  -
Corp.
Online Resources    530,000             -                       -                    530,000       5,792,900                  -
Corp.
Pharmacyclics, Inc. 2,656,800           -                       909,289            1,747,511       3,949,375                  -
Prime Value                                                                    1,073,662,392                          8,851,878
Obligations Fund,   537,572,783         976,646,551             440,556,942                    1,073,662,392
Institutional
Shares
Progenics           1,390,400           -                       -                   1,390,400     29,629,424                  -
Pharmaceuticals,
Inc.
Stereotaxis, Inc    2,245,900           -                       -                   2,245,900     29,308,995                  -
TNS, Inc.           1,523,200           -                       -                   1,523,200     19,908,224                  -
World Heart Corp.,  1,410,138           -                       -                   1,410,138         32,110                  -
Warrants 9/22/2008
TOTAL OF AFFILIATED 656,257,791         978,765,451             449,810,631     1,185,212,611 $2,420,132,139         $9,675,662
TRANSACTIONS

6    7-Day net yield.

7 At July 31, 2007, the cost of investments for federal tax purposes was $9,472,051,432. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $3,053,236,348. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,424,540,910 and net unrealized depreciation from investments for those securities having an excess of cost over value of $371,304,562.

           At July 31, 2007, the Fund had outstanding foreign exchange contracts as follows:
 SETTLEMENT DATE                               IN EXCHANGE FOR  CONTRACTS AT VALUE     UNREALIZED
                      FOREIGN CURRENCY                                               APPRECIATION
                      UNITS TO RECEIVE
 CONTRACTS PURCHASED:
 8/1/2007             968,305 Canadian Dollar      $905,297          $907,673              $2,376


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.




RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2007, is as follows:

SECURITY                                               ACQUISITION DATE       ACQUISITION COST
Apollo Investment Fund V                               5/18/2001                            $-
Ardais Corp., Conv. Pfd.                               3/2/2001-3/8/2001             9,999,999
Ardais Corp., Conv. Pfd., Series C                     12/18/2002                    4,666,664
Ardais Corp. Warrants 4/14/2009                        4/15/2004                             -
Avigen, Inc.                                           5/10/2006                     3,000,004
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025  4/21/2005                    24,802,000
CompBenefits, Corp.                                    5/24/1995-7/12/2000             176,696
CompBenerfits, Corp., Pfd.                             5/24/1995-7/12/2000           4,090,205
Conceptus, Inc.                                        8/11/2005                     4,500,000
Conceptus, Inc.                                        4/10/2001                     5,000,000
Cortek, Inc.                                           2/29/2000                             -
Cortek, Inc., Conv. Pfd., Series D2                    3/31/2003                             -
Cortex, Inc., Pfd., Series D                           6/18/2001                             -
Decision Management International, Inc.                7/11/2005                             -
Denovo Ventures I LP                                   3/9/2000                      3,132,145
Dexcom, Inc., Pfd.                                     12/30/2004                      678,910
Endologix, Inc.                                        7/7/2005                      5,000,000
Endologix, Inc.                                        12/8/2003-4/25/2007          18,017,354
Expand Networks Ltd.                                   9/22/2000                     2,500,000
FA Private Equity Fund IV LP                           3/4/2002                        470,660
Greenfield Technology Venture Fund                     6/15/1998                        75,504
Incuvest LLC                                           1/6/2000                      5,000,000
Infrastructure Fund                                    8/11/2000                       450,346
Internet.com Corp                                      5/17/2000-7/28/2000             557,793
Isis Pharmaceuticals, Inc                              8/23/2005                    19,882,351
Latin Healthcare Fund                                  11/28/2000                            -
Metabasis Therapeutics, Inc., Warrants 9/30/2010       10/3/2005                       111,956
Multiplex, Inc., Pfd., Series C                        2/22/2001                     5,000,001
Peachtree Leadscope LLC                                4/30/2002                     3,000,000
Peachtree Leadscope LLC                                6/30/2000                       712,054
Peachtree Open Networks                                10/5/2000                       990,753
Peachtree Velquest                                     9/14/2000                       494,382
Peachtree/CB Partners                                  3/8/2000                      3,503,863
Rocket Ventures II                                     7/20/1999                    10,015,342
Sanarus Medical, Inc., Pfd., Series A                  11/16/1999-11/12/2004         1,561,804
Sanarus Medical, Inc., Pfd., Series B                  7/16/2001                     2,495,648
Sanarus Medical, Inc., Pfd., Series C                  10/23/2003                    3,004,288
Sensable Technologies, Inc.                            10/15/2004                            -
Sensable Technologies, Inc.                            12/16/2003                      401,118


The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt






FEDERATED KAUFMANN SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                        COMMON STOCKS--97.4%
                        CONSUMER DISCRETIONARY--20.4%
         51,000       1 Adlink Internet Media AG                                                                     $     1,048,729
        800,000         Advance Auto Parts, Inc.                                                                          27,816,000
        548,100       1 Aicon SpA                                                                                          3,052,700
        200,400       1 Anta Sports Products Ltd.                                                                            218,934
         70,050         Applebee's International, Inc.                                                                     1,723,230
         69,500         Arbitron, Inc.                                                                                     3,461,100
        443,400       1 Belle International Holdings                                                                         506,633
        324,125     1,2 Buffalo Wild Wings, Inc.                                                                          14,008,682
        138,894       1 Celebrate Express, Inc.                                                                            1,295,881
        428,400     1,2 Central European Media Enterprises Ltd., Class A                                                  39,618,432
        370,900     1,2 ChinaCast Education Corp.                                                                          2,169,765
         49,700     1,2 Chipotle Mexican Grill, Inc.                                                                       4,390,498
        229,016     1,2 Citi Trends, Inc.                                                                                  7,534,626
        286,100     1,2 Clear Channel Outdoor Holdings, Inc., Class A                                                      7,853,445
        146,600         Ctrip.com International Ltd., ADR                                                                  5,651,430
         83,200     1,2 DSW, Inc., Class A                                                                                 2,765,568
      1,170,000         Deccan Chronicle Holdings Ltd.                                                                     6,860,539
        600,000     1,2 Dick's Sporting Goods, Inc.                                                                       33,738,000
        318,200     1,2 Digital Music Group, Inc.                                                                          1,431,900
         16,000       1 Educomp Solutions Ltd.                                                                             1,001,748
        189,000       1 Gmarket, Inc., ADR                                                                                 4,105,080
        175,000     1,2 Heelys, Inc.                                                                                       3,832,500
        851,700     1,2 hhgregg, Inc.                                                                                     12,136,725
         44,600         JC Decaux SA                                                                                       1,393,798
        268,300       1 LJ International, Inc.                                                                             1,888,832
        103,150       1 Lamar Advertising Co.                                                                              6,140,520
        108,400     1,2 Life Time Fitness, Inc.                                                                            5,573,928
        264,500     1,2 Lodgenet Entertainment                                                                             8,310,590
         49,500       1 Lululemon Athletica, Inc.                                                                          1,590,930
        191,700       1 National CineMedia, Inc.                                                                           4,773,330
         45,600       1 New Oriental Education & Technology Group, Inc., ADR                                               2,360,712
        499,200     1,2 O'Reilly Automotive, Inc.                                                                         16,628,352
         50,100     1,2 Orbitz Worldwide, Inc.                                                                               605,208
         91,206       2 Orient-Express Hotel Ltd.                                                                          4,236,519
        240,200     1,2 PC Mall, Inc.                                                                                      3,199,464
        722,300   1,3,4 Piaggio & C. SpA                                                                                   3,288,560
         65,500       1 Poltrona Frau SpA                                                                                    263,876
        209,100       1 Rubios Restaurants, Inc.                                                                           2,122,365
        206,400       1 Stamps.com, Inc.                                                                                   2,363,280
         77,300   1,3,4 Submarino SA, GDR                                                                                  6,485,470
        303,600     1,2 Texas Roadhouse, Inc.                                                                              3,603,732
        153,900     1,2 Volcom, Inc.                                                                                       5,460,372
        104,300       1 Wet Seal, Inc., Class A                                                                              486,038
        150,000         Wiley (John) & Sons, Inc., Class A                                                                 6,343,500
        500,000       2 Winnebago Industries, Inc.                                                                        13,490,000
                            TOTAL                                                                                        286,831,521
                        CONSUMER STAPLES--1.8%
        802,300     1,2 American Oriental Bioengineering, Inc.                                                             5,776,560
         21,500       1 Anhanguera Educacional Participacoes SA                                                              345,338
         77,800       1 B&G Foods, Inc., Class A                                                                           1,035,518
        121,300       1 Bare Escentuals, Inc.                                                                              3,421,873
         72,930       1 Darling International, Inc.                                                                          611,883
         20,400       1 Kroton Educacional SA                                                                                462,529
        512,843         Lance, Inc.                                                                                       12,918,515
        577,800       1 Vinda International Holdings Ltd.                                                                    492,439
                            TOTAL                                                                                         25,064,655
                        ENERGY--0.7%
         58,400       1 Petroplus Holdings AG                                                                              5,592,645
        505,800       1 Renesola Ltd.                                                                                      4,831,909
                            TOTAL                                                                                         10,424,554
                        FINANCIALS--5.6%
        378,700         Advance America Cash Advance, Inc.                                                                 5,555,529
         86,958     1,2 Affiliated Managers Group                                                                          9,826,254
         18,564       1 Alleghany Corp.                                                                                    7,796,880
        462,963       1 China Housing & Land Development, Inc.                                                             2,106,482
      1,705,400       1 China Properties Group Ltd.                                                                          815,747
         31,400       1 Cowen Group, Inc.                                                                                    450,904
         53,400       2 Fortress Investment Group LLC, Class A                                                             1,012,998
        219,100         ICICI Bank Ltd.                                                                                    5,005,887
         13,500         ICICI Bank Ltd., ADR                                                                                 598,320
        675,200       2 IndyMac Bancorp, Inc.                                                                             14,854,400
        197,200       1 Media & Entertainment Holdings, Inc.                                                               1,646,620
        576,100       1 Move, Inc.                                                                                         1,929,935
        197,900       2 OptionsXpress Holdings, Inc.                                                                       4,949,479
         18,900       1 Penson Worldwide, Inc.                                                                               333,585
        161,300       1 Philadelphia Consolidated Holding Corp.                                                            5,829,382
        203,100       1 RHJ International                                                                                  4,111,050
          7,620         SFCG Co. Ltd.                                                                                      1,166,119
        253,100       2 Willis Group Holdings Ltd.                                                                        10,273,329
                            TOTAL                                                                                         78,262,900
                        HEALTH CARE--17.8%
        253,000   1,3,4 Adaltis, Inc.                                                                                        415,026
        641,543       1 Adaltis, Inc.                                                                                        896,043
         59,000   1,3,4 Adaltis, Inc.                                                                                         96,785
        224,540       1 Adaltis, Inc., Warrants                                                                              194,283
         28,300       1 Align Technology, Inc.                                                                               738,630
        203,700       1 Alkermes, Inc.                                                                                     2,900,688
        176,618         Allergan, Inc.                                                                                    10,266,804
        231,300     1,2 Alnylam Pharmaceuticals, Inc.                                                                      5,576,643
         32,000       1 Animal Health International, Inc.                                                                    360,320
        499,700       1 Auxilium Pharmaceutical, Inc.                                                                      8,729,759
         83,400       1 Avalon Pharmaceuticals, Inc.                                                                         376,968
         20,850       1 Avalon Pharmaceuticals, Inc., Warrants                                                                51,538
         16,000       1 BioMimetic Therapeutics, Inc.                                                                        230,880
        849,900       1 Bioenvision, Inc.                                                                                  4,682,949
        526,100     1,2 CV Therapeutics, Inc.                                                                              5,213,651
         50,000     1,2 Cepheid, Inc.                                                                                        737,500
      1,000,000     1,2 Ciphergen Biosystems, Inc.                                                                           970,000
          1,200       1 Conceptus, Inc.                                                                                       19,440
        489,400       1 Cubist Pharmaceuticals, Inc.                                                                      11,285,564
        404,800       1 Dyax Corp.                                                                                         1,570,624
      1,003,200       1 Dynavax Technologies Corp.                                                                         4,012,800
        544,700       1 Endo Pharmaceuticals Holdings, Inc.                                                               18,525,247
        301,000       1 Endologix, Inc.                                                                                    1,119,720
        134,900     1,2 Enzon, Inc.                                                                                          971,280
        278,900         Glenmark Pharmaceuticals Ltd.                                                                      4,681,716
        150,572     1,2 Illumina, Inc.                                                                                     6,861,566
        876,700       1 Incyte Genomics, Inc.                                                                              4,664,044
        300,447     1,2 Indevus Pharmaceuticals, Inc.                                                                      2,130,169
         22,200     1,2 Insulet Corp.                                                                                        311,244
        115,200       1 Jerini AG                                                                                            442,743
        994,100       1 Kosan Biosciences, Inc.                                                                            4,135,456
        165,634     1,2 Kyphon, Inc.                                                                                      10,868,903
        587,800       1 Labopharm, Inc.                                                                                    1,269,648
        518,900     1,2 Medarex, Inc.                                                                                      7,347,624
        608,300       1 Medicines Co.                                                                                      9,678,053
        483,100       1 Medicure, Inc.                                                                                       683,803
      1,005,277       1 Medicure, Inc.                                                                                     1,427,493
        201,055       1 Medicure, Inc., Warrants                                                                             121,470
        195,000     1,2 Momenta Pharmaceuticals, Inc.                                                                      1,895,400
         97,700     1,2 Nektar Therapeutics                                                                                  745,451
        382,700       1 Neurochem, Inc.                                                                                    2,422,491
        557,800     1,2 Neurocrine Biosciences, Inc.                                                                       5,672,826
        108,200       1 NeurogesX, Inc.                                                                                      735,760
          4,645       1 Neurometrix, Inc.                                                                                     39,018
         16,600   1,3,4 Newron Pharmaceuticals SpA                                                                         1,024,838
         61,900     1,2 Nighthawk Radiology Holdings, Inc.                                                                 1,276,997
        178,500     1,2 Nuvelo, Inc.                                                                                         396,270
        316,200     1,2 NxStage Medical, Inc.                                                                              4,199,136
        356,000       1 OSI Pharmaceuticals, Inc.                                                                         11,477,440
        300,481       1 Orthofix International NV                                                                         12,938,712
        590,500       1 Penwest Pharmaceuticals Co.                                                                        7,582,020
        437,700       1 Phase Forward, Inc.                                                                                7,524,063
        160,372       1 Point Therapeutics, Inc., Warrants                                                                     3,592
        262,100     1,2 Progenics Pharmaceuticals, Inc.                                                                    5,585,351
        159,100       1 Qiagen NV                                                                                          2,755,870
        165,400       1 Regeneron Pharmaceuticals, Inc.                                                                    2,462,806
         81,800       1 Sepracor, Inc.                                                                                     2,301,034
         41,700     1,2 Sirtris Pharmaceuticals, Inc.                                                                        519,582
         89,700       1 Somaxon Pharmaceuticals, Inc.                                                                        886,236
        520,200       1 Sonus Pharmaceuticals, Inc.                                                                        2,595,798
        998,200     1,2 Spectrum Pharmaceuticals, Inc.                                                                     3,763,214
        131,400       1 Starlims Technologies Ltd.                                                                         1,475,622
        150,200       1 Systems Xcellence, Inc.                                                                            4,231,134
         67,100       1 Thermage, Inc.                                                                                       585,112
        653,600     1,2 ThermoGenesis Corp.                                                                                1,549,032
         24,900       1 TomoTherapy, Inc.                                                                                    674,790
        235,700       1 Valera Pharmaceuticals, Inc.                                                                               0
        235,700       1 Valera Pharmaceuticals, Inc.                                                                               0
        555,800       1 Vical, Inc.                                                                                        2,823,464
         73,700       1 Visicu, Inc.                                                                                         501,897
      1,363,100       1 Warner Chilcott Ltd., Class A                                                                     24,535,800
                               TOTAL                                                                                     249,747,830
                        INDUSTRIALS--23.5%
         99,900       1 Aecom Technology Corp.                                                                             2,592,405
         17,700     1,2 Aerovironment, Inc.                                                                                  346,743
        100,000         CAE, Inc.                                                                                          1,292,000
        226,100         CLARCOR, Inc.                                                                                      7,866,019
        311,800   1,3,4 China Communications Construction Co. Ltd.                                                           701,412
        153,700       1 CoStar Group, Inc.                                                                                 7,838,700
        754,500       1 Commercial Vehicle Group, Inc.                                                                    10,940,250
        142,500       1 Copart, Inc.                                                                                       4,009,950
        184,040         DRS Technologies, Inc.                                                                             9,636,334
        159,800       1 Ducommun, Inc.                                                                                     4,452,028
        200,200       1 Dynamex, Inc.                                                                                      4,808,804
        100,000       1 Dyncorp International, Inc., Class A                                                               2,131,000
         78,000     1,2 Energy Conversion Devices, Inc.                                                                    2,328,300
        475,908       2 Expeditors International Washington, Inc.                                                         21,263,569
        198,900       1 First Solar, Inc.                                                                                 22,390,173
        747,940       2 Forward Air Corp.                                                                                 25,482,316
        164,600       1 IHS, Inc., Class A                                                                                 7,805,332
        921,500       1 Innovative Solutions and Support, Inc.                                                            16,430,345
        183,000       1 Kansas City Southern Industries, Inc.                                                              6,315,330
        283,400       1 Kenexa Corp.                                                                                      10,140,052
         85,000         Kuehne & Nagel International AG                                                                    8,299,436
        627,200         Landstar System, Inc.                                                                             28,512,512
         44,600         Macquarie Infrastructure Co. LL                                                                    1,774,634
        306,423         Max India Ltd.                                                                                     1,618,150
         84,926       1 Monster Worldwide, Inc.                                                                            3,302,772
        330,400     1,2 NuCo2, Inc.                                                                                        8,349,208
        200,000       1 Old Dominion Freight Lines, Inc.                                                                   5,772,000
        391,100         Pacer International, Inc.                                                                          8,608,111
        727,300     1,2 Quality Distribution, Inc.                                                                         6,989,353
         35,900         Roper Industries, Inc.                                                                             2,153,282
        277,100         Ryder System, Inc.                                                                                15,065,927
        309,500       2 Simpson Manufacturing Co., Inc.                                                                   10,470,385
        571,420       1 Spire Corp.                                                                                        5,794,199
        318,500       1 Spirit Aerosystems Holdings, Inc., Class A                                                        11,561,550
        163,900       1 Taleo Corp., Class A                                                                               3,525,489
         86,500       1 TeleTech Holdings, Inc.                                                                            2,537,045
         73,400       1 TransDigm Group, Inc.                                                                              3,024,080
        172,600       2 Trinity Industries, Inc.                                                                           6,598,498
      1,000,000         UTI Worldwide, Inc.                                                                               25,130,000
        208,288         Vicor Corp.                                                                                        2,618,180
                            TOTAL                                                                                        330,475,873
                        INFORMATION TECHNOLOGY--21.8%
        325,200     1,2 ADVA AG Optical Networking                                                                         3,239,985
        420,600       2 ARM Holdings PLC, ADR                                                                              3,743,340
        156,900     1,2 Acacia Research - Technologies                                                                     2,017,734
        209,500       1 Access Integrated Technology, Inc., Class A                                                        1,696,950
        143,200     1,2 Airvana, Inc.                                                                                      1,010,992
        552,200     1,2 Anadigics, Inc.                                                                                    8,023,466
        260,900       1 Aviza Technology, Inc.                                                                             1,200,140
         69,500     1,2 Blackboard, Inc.                                                                                   3,073,985
         89,500       1 BladeLogic, Inc.                                                                                   2,304,625
        376,000     1,2 Bookham, Inc.                                                                                        988,880
        209,100     1,2 Business Objects SA, ADR                                                                           9,409,500
        143,600       1 CPI International, Inc.                                                                            2,444,072
      1,572,800       1 CSR PLC                                                                                           22,737,525
            600       1 Cavium Networks, Inc.                                                                                 14,250
        285,700       1 Commvault Systems, Inc.                                                                            4,851,186
        225,200       1 Compugroup Holding AG                                                                              5,154,401
         54,500     1,2 Data Domain, Inc.                                                                                  1,352,145
        176,900       1 Eagle Test Systems, Inc.                                                                           2,651,731
        253,600     1,2 Euronet Worldwide, Inc.                                                                            6,443,976
         53,072       1 Foundry Networks, Inc.                                                                               933,536
        354,500       1 Fundtech Ltd.                                                                                      5,165,065
         91,800     1,2 Glu Mobile, Inc.                                                                                   1,092,420
         92,300       1 Greenfield Online, Inc.                                                                            1,498,952
        489,550     1,2 Guidance Software, Inc.                                                                            5,791,377
        320,750       1 Harris Stratex Networks, Inc., Class A                                                             5,459,165
        356,300       1 Himax Technologies, Inc., ADR                                                                      1,820,693
         17,500       1 IPG Photonics Corp.                                                                                  335,475
        426,233     1,2 Infocrossing, Inc.                                                                                 7,510,225
         89,059       1 Infocrossing, Inc., Warrants                                                                         909,829
        104,950       1 Iron Mountain, Inc.                                                                                2,811,611
      1,500,000     1,2 Jupitermedia Corp.                                                                                11,610,000
        275,800       1 Komag, Inc.                                                                                        8,828,358
        168,800       1 LDK Solar Co. Ltd., ADR                                                                            7,562,240
        442,600     1,2 MEMC Electronic Materials, Inc.                                                                   27,140,232
        299,102       1 Magma Design Automation                                                                            4,429,701
        388,289       1 Microsemi Corp.                                                                                    9,051,017
        644,700       1 Monotype Imaging Holdings, Inc.                                                                    7,736,400
        195,400       1 Motive, Inc.                                                                                         566,660
         78,100       1 NAVTEQ Corp.                                                                                       4,227,553
        255,042       1 NIC, Inc.                                                                                          1,701,130
        503,300       1 NaviSite, Inc.                                                                                     4,232,753
        107,400       1 Netezza Corp.                                                                                      1,637,850
        648,100     1,2 ON Semiconductor Corp.                                                                             7,660,542
        600,900     1,2 Omniture, Inc.                                                                                    13,730,565
         45,000   1,3,4 Online Resources Corp.                                                                               491,850
        418,000       1 Online Resources Corp.                                                                             4,568,740
        508,800     1,2 Onvia.com, Inc.                                                                                    4,604,640
        264,100       1 PROS Holdings, Inc.                                                                                3,301,250
        500,000       1 Parametric Technology Corp.                                                                        8,815,000
        136,200       1 Perfect World Co. Ltd., ADR                                                                        3,282,420
        500,000       1 Quantum Corp. - DLT & Storage Systems                                                              1,415,000
        204,900       1 Quest Software, Inc.                                                                               3,032,520
        118,254       1 RADWARE Ltd.                                                                                       1,686,302
         55,700 1,2,3,4 Redecard SA, GDR                                                                                   1,910,510
        106,200       1 SI International, Inc.                                                                             3,093,606
         81,700       1 Salary.com, Inc.                                                                                   1,058,015
        180,000       1 Shoretel, Inc.                                                                                     2,343,600
        295,000       1 Silicon Image, Inc.                                                                                2,011,900
         57,600     1,2 Sohu.com, Inc.                                                                                     1,850,688
        297,600       1 Solera Holdings, Inc.                                                                              5,565,120
        426,900     1,2 Spansion, Inc.                                                                                     4,529,409
         25,100       1 Starent Networks Corp.                                                                               454,812
        212,800     1,2 Super Micro Computer, Inc.                                                                         1,904,560
        120,400       1 Support.com, Inc.                                                                                    664,608
         65,400       1 Switch & Data Facilities Co.                                                                       1,033,320
         81,600     1,2 TNS, Inc.                                                                                          1,066,512
        338,000       1 Tibco Software, Inc.                                                                               2,747,940
        346,500       1 Ultratech, Inc.                                                                                    4,345,110
        380,128       1 ValueClick, Inc.                                                                                   8,127,137
        126,900       1 Veraz Networks, Inc.                                                                                 781,704
          8,200       1 WebMD Health Corp., Class A                                                                          375,478
         54,500       1 comScore, Inc.                                                                                     1,279,660
        102,900     1,2 eBay, Inc.                                                                                         3,333,960
                            TOTAL                                                                                        305,477,603
                        MATERIALS--2.5%
          7,800       1 Advanced Metallurgical Group NV                                                                      341,490
        390,318         Cemex S.A. de C.V., ADR                                                                           12,622,884
        300,000       2 Eagle Materials, Inc.                                                                             13,119,000
        295,300       1 Landec Corp.                                                                                       3,398,903
      1,840,900         Nine Dragons Paper Holdings Ltd.                                                                   5,446,896
                            TOTAL                                                                                         34,929,173
                        TELECOMMUNICATION SERVICES--2.7%
        452,000       1 Bharti Airtel Ltd.                                                                                 9,972,774
      1,017,500       1 Gilat Satellite Networks                                                                           8,994,700
        194,809         NTELOS Holdings Corp.                                                                              5,220,881
        295,400       1 PAETEC Holding Corp.                                                                               3,485,720
        813,787       1 Spice Communications Ltd.                                                                          1,122,465
        462,500       1 Time Warner Telecom, Inc.                                                                          9,041,875
                            TOTAL                                                                                         37,838,415
                        UTILITIES--0.6%
         52,600       2 Consolidated Water Co.                                                                             1,522,770
        106,600         ITC Holdings Corp.                                                                                 4,482,530
     22,557,600       1 PNOC Energy Development Corp.                                                                      3,161,447
                            TOTAL                                                                                          9,166,747
                           TOTAL COMMON STOCKS (IDENTIFIED COST $1,119,953,509)                                        1,368,219,271
                        CORPORATE NOTES--0.0%
                        HEALTH CARE--0.0%
  $     256,000     3,4 Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026                                                       221,807
                        (IDENTIFIED COST $256,000)
                        MUTUAL FUND--1.8%
     24,488,455     5,6 Prime Value Obligations Fund, Institutional Shares, 5.25%                                         24,488,455
                        (AT NET ASSET VALUE)
                        REPURCHASE AGREEMENTS-24.0%
  $ 167,689,000         Interest in $3,700,000,000 joint repurchase agreement, 5.32%, dated 7/31/2007 under which        167,689,000
                        CS First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459 (purchased with proceeds from securities lending collateral)
    170,000,000         Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which         170,000,000
                        HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,000,295,556 on 8/1/2007.  The market value of the underlying securities at the end of the period was $2,053,903,683 (purchased with proceeds from securities lending collateral).
                           TOTAL REPURCHASE AGREEMENTS                                                                   337,689,000
                           (AT COST)
                            TOTAL INVESTMENTS - 123.2%                                                                 1,730,618,533
                            (IDENTIFIED COST $1,482,386,964)7
                            OTHER ASSETS AND LIABILITIES - NET - (23.2)%                                               (326,339,716)
                            TOTAL NET ASSETS - 100%                                                                  $ 1,404,278,817


1    Non-income producing security.

2 All or a portion of these securities are temporarily on loan to affiliated broker/dealers.

     As of July 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED        MARKET VALUE OF COLLATERAL
     $316,563,085                             $337,689,000

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $14,636,258, which represented 1.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees ("Trustees"). At July 31, 2007, these liquid restricted securities amounted to $14,636,258, which represented 1.0% of total net assets.

5    Affiliated company.

6    7-Day net yield.

7 At July 31, 2007, the cost of investments for federal tax purposes was $1,482,386,964. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $248,231,569. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $335,877,923 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,646,354.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt






FEDERATED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT         VALUE IN
                                 U.S. DOLLARS

                      COMMON STOCKS - 18.6%
                      AIR FREIGHT & LOGISTICS--1.1%
          320,000     United Parcel Service, Inc.                                                                    $    24,230,400
                      COMMERCIAL BANKS--1.0%
        5,830,000     Shinsei Bank Ltd.                                                                                   21,717,660
                      COMPUTERS & PERIPHERALS--0.8%
          470,000   1 Lexmark International Group, Class A                                                                18,583,800
                      ENERGY EQUIPMENT & SERVICES--2.4%
        1,055,000     BJ Services Co.                                                                                     27,588,250
        1,145,000     Patterson-UTI Energy, Inc.                                                                          26,220,500
                          TOTAL                                                                                           53,808,750
                      IT SERVICES--1.0%
          800,000     Electronic Data Systems Corp.                                                                       21,592,000
                      INSURANCE--1.0%
        1,050,000     Progressive Corp., OH                                                                               22,029,000
                      LEISURE EQUIPMENT & PRODUCTS--0.7%
        1,050,000     Sega Sammy Holdings, Inc.                                                                           15,042,859
                      METALS & MINING--1.2%
        3,213,000     IAMGOLD Corp.                                                                                       26,635,770
                      OIL GAS & CONSUMABLE FUELS--6.0%
        2,275,000     Canetic Resources Trust                                                                             33,965,750
          565,000     Cimarex Energy Co.                                                                                  21,385,250
        1,765,000     Pengrowth Energy Trust                                                                              32,278,916
          710,000     Penn West Energy Trust                                                                              22,073,900
          940,000     Spectra Energy Corp.                                                                                23,941,800
                          TOTAL                                                                                          133,645,616
                      PHARMACEUTICALS--1.4%
          540,000     Johnson & Johnson                                                                                   32,670,000
                      SOFTWARE - 1.0%
        1,150,000   1 Symantec Corp.                                                                                      22,080,000
                      WIRELESS TELECOMMUNICATION SERVICES--1.0%
           16,200     NTT DoCoMo, Inc.                                                                                    22,490,656
                          TOTAL COMMON STOCKS (IDENTIFIED COST $434,931,454)                                             414,526,511
                      GOVERNMENTS/AGENCIES--5.3%
  $ 4,350,000,000     Japan, Government of, .30%, 11/15/2007                                                              36,665,031
    4,350,000,000     Japan, Government of, .30%, 12/20/2007                                                              36,646,230
    2,700,000,000     Japan, Government of, Bond, .20%, 12/15/2007                                                        22,738,278
    2,700,000,000     Japan, Government of, Bond, .30%, 12/20/2007                                                        22,745,936
                1     South Africa, Government of, Bond, 10.00%, 2/28/2009                                                         0
                          TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $114,009,746)                                      118,795,475
                      HYBRID NOTES-10.6%
                      METAL AND MINING - 10.6%
        2,021,000     Credit Suisse First Boston, NY, PERCS, (Harmony Gold)                                               27,859,485
        3,250,000     Credit Suisse First Boston, NY, Equity-Linked Notes (Goldcorp)                                      82,013,750
          679,340 2,3 Goldman Sachs Group, Inc., PERCS, Mandatory Exchangeable Notes (Pan American Silver)                15,672,374
        1,751,100 2,3 Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)                                  28,831,862
        1,808,000 2,3 Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)                                  30,103,200
       50,000,000 2,3 Morgan Stanley Commodity-Linked Note, 5.22%, 8/4/2008                                               51,158,000
                          TOTAL HYBRID NOTES (IDENTIFIED COST $222,117,586)                                              235,638,671
                      U.S. TREASURY--23.8%
       80,000,000     United States Treasury Note, 4.25%, 10/31/2007                                                      79,865,136
       60,000,000     United States Treasury Note, 4.25%, 11/30/2007                                                      59,868,150
       75,000,000     United States Treasury Note, 4.375%, 12/31/2007                                                     74,826,473
      100,000,000     United States Treasury Note, 4.50%, 2/15/2009                                                       99,835,170
       85,000,000     United States Treasury Note, 4.875%, 4/30/2008                                                      84,991,874
      130,000,000     United States Treasury Note, 5.125%, 6/30/2008                                                     130,336,661
                          TOTAL U.S. TREASURY (IDENTIFIED COST 528,552,902)                                              529,723,464
                      PURCHASED PUT OPTIONS - 6.0%
                      COMMUNICATIONS EQUIPMENT-0.3%
            1,850   1 Research in Motion Ltd.; Strike Price $76.625, Expiration Date 1/19/2008                             6,456,500
                      COMPUTERS & PERIPHERALS-0.4%
           12,000   1 Sandisk Corp.; Strike Price $55, Expiration Date 1/19/2008                                           8,520,000
                      INTERNET & CATALOG RETAIL-0.1%
           14,000   1 Amazon.com, Inc.; Strike Price $60, Expiration Date 1/19/2008                                        3,220,000
                      FINANCIALS -5.2%
           18,000   1 Amex Financial Select Standard & Poor Depository Receipt; Strike Price $39, Expiration Date         10,710,000
                      12/22/2007
           24,000   1 Amex Utilities Select Index; Strike Price $40, Expiration Date 12/22/2007                            8,400,000
            5,600   1 iShares Dow Jones US Transportation Index Fund; Strike Price $100, Expiration Date                   6,048,000
                      12/22/2007
            8,200   1 iShares MSCI Emerging Market; Strike Price $135, Expiration Date 12/22/2007                          9,061,000
           17,680   1 iShares MSCI Germany; Strike Price $35, Expiration Date 1/19/2008                                    8,132,800
            1,700   1 Russell 2000 Index; Strike Price $840, Expiration Date 12/22/2007                                   13,345,000
            1,900   1 Russell 2000 Index; Strike Price $850, Expiration Date 8/19/2007                                    14,250,000
            1,500   1 S&P 500 Index; Strike Price $1,500, Expiration Date 3/22/2008                                       14,062,500
            3,000   1 S&P 500 Index; Strike Price $1,560, Expiration Date 9/22/2007                                       31,245,000
                          TOTAL                                                                                          115,254,300
                          TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $102,016,755)                                     133,450,800
                      MUTUAL FUND-34.0%
      758,952,240 4,5 Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)                     758,952,240
                          TOTAL INVESTMENTS - 98.3%                                                                    2,191,087,161
                          (IDENTIFIED COST $2,160,580,683)6
                          OTHER ASSETS AND LIABILITIES - NET - 1.7%                                                       38,359,022
                          TOTAL NET ASSETS - 100%                                                                    $ 2,229,446,183


1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $125,765,436, which represented 5.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees ("Trustees"). At July 31, 2007, these liquid restricted securities amounted to $125,765,436, which represented 5.6% of total net assets.

4    Affiliated company.

5    7-Day net yield.

6 At July 31, 2007, the cost of investments for federal tax purposes was $2,159,698,579. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $31,388,582. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,933,031 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,544,449.

     At July 31, 2007, the Fund had outstanding foreign currency commitments as follows:

    SETTLEMENT DATE             FOREIGN CURRENCY                   IN EXCHANGE FOR        CONTRACTS AT VALUE        UNREALIZED
                                UNITS TO DELIVER/RECEIVE                                                           APPRECIATION/
                                                                                                                  (DEPRECIATION)
    CONTRACTS PURCHASED:
    10/31/2007                  42,606,353 Swiss Franc               $34,927,821             $35,693,877                   $766,056
    10/31/2007                  42,885,485 Swiss Franc               $35,255,781             $35,927,722                   $671,941
    CONTRACTS SOLD:
    1/18/2007                   210,970 Canadian Dollars               $180,131                $197,760                   $(17,629)
    NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                                            $1,420,368


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 PERCS --Preferred Equity Redemption Cumulative Stock






FEDERATED MID CAP GROWTH STRATEGIES FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS--95.8%
                   CONSUMER DISCRETIONARY--16.9%
        75,800     Abercrombie & Fitch Co., Class A                                                                  $     5,298,420
        60,800     Arbitron, Inc.                                                                                          3,027,840
        83,900     Boyd Gaming Corp.                                                                                       3,699,990
       249,200   1 Chicos Fas, Inc.                                                                                        4,824,512
       144,400   1 Coach, Inc.                                                                                             6,564,424
        94,900     Darden Restaurants, Inc.                                                                                4,039,893
       108,900     Family Dollar Stores, Inc.                                                                              3,225,618
       156,300 1,2 GSI Commerce, Inc.                                                                                      3,479,238
       129,600   1 GameStop Corp.                                                                                          5,229,360
        36,700   2 Garmin Ltd.                                                                                             3,079,130
       124,200   1 Gymboree Corp.                                                                                          5,346,810
       118,300     Mens Wearhouse, Inc.                                                                                    5,844,020
       139,600     Nordstrom, Inc.                                                                                         6,642,168
       300,300   1 Payless ShoeSource, Inc.                                                                                7,993,986
       109,300     Penney (J.C.) Co., Inc.                                                                                 7,436,772
        38,400   2 Polo Ralph Lauren Corp., Class A                                                                        3,431,040
       360,300 1,2 Saks, Inc.                                                                                              6,669,153
       143,900     Snap-On, Inc.                                                                                           7,530,287
        56,900     Starwood Hotels & Resorts Worldwide, Inc.                                                               3,582,424
       222,300     TJX Cos., Inc.                                                                                          6,168,825
                      TOTAL                                                                                              103,113,910
                   CONSUMER STAPLES--6.5%
       238,000     Archer-Daniels-Midland Co.                                                                              7,996,800
       130,200     Avon Products, Inc.                                                                                     4,688,502
       119,700     Estee Lauder Cos., Inc., Class A                                                                        5,388,894
       148,889 1,2 Hansen Natural Corp.                                                                                    6,037,449
       224,100   2 Pilgrim's Pride Corp.                                                                                   7,547,688
       127,900   1 Smithfield Foods, Inc.                                                                                  3,972,574
        87,500     Walgreen Co.                                                                                            3,865,750
                      TOTAL                                                                                               39,497,657
                   ENERGY--7.9%
        50,100     Apache Corp.                                                                                            4,050,084
       113,000   2 CONSOL Energy, Inc.                                                                                     4,706,450
       140,700   2 Chesapeake Energy Corp.                                                                                 4,789,428
        64,600     EOG Resources, Inc.                                                                                     4,528,460
        93,400   1 FMC Technologies, Inc.                                                                                  8,547,968
       111,800   1 Grant Prideco, Inc.                                                                                     6,271,980
       108,200     Helmerich & Payne, Inc.                                                                                 3,502,434
        33,400     Noble Corp.                                                                                             3,422,164
       107,900   1  Southwestern Energy Co.                                                                                4,383,977
        76,400   2 Tesoro Petroleum Corp.                                                                                  3,804,720
                      TOTAL                                                                                               48,007,665
                   FINANCIALS--6.7%
        81,800     Ace Ltd.                                                                                                4,721,496
        33,800 1,2 Affiliated Managers Group                                                                               3,819,400
        49,900   1 Arch Capital Group Ltd.                                                                                 3,476,034
        18,800     Bear Stearns & Co., Inc.                                                                                2,278,936
       210,400 1,2 CB Richard Ellis Services, Inc.                                                                         7,347,168
       152,700   2 Commerce Bancorp, Inc.                                                                                  5,107,815
       112,900   1 Prologis                                                                                                6,424,010
        33,400     RenaissanceRe Holdings Ltd.                                                                             1,920,500
       110,200     T. Rowe Price Group, Inc.                                                                               5,744,726
                      TOTAL                                                                                               40,840,085
                   HEALTH CARE--13.1%
        77,400     Allergan, Inc.                                                                                          4,499,262
       215,400   1 BioMarin Pharmaceutical, Inc.                                                                           3,890,124
        77,900 1,2 Celgene Corp.                                                                                           4,717,624
       191,100   1 Cephalon, Inc.                                                                                         14,359,254
       253,800 1,2 Elan Corp. PLC, ADR                                                                                     4,753,674
       110,600   1 Express Scripts, Inc., Class A                                                                          5,544,378
        49,300   1 Forest Laboratories, Inc., Class A                                                                      1,981,860
       556,500   1 Isis Pharmaceuticals, Inc.                                                                              5,793,165
        48,600     McKesson HBOC, Inc.                                                                                     2,807,136
        46,200   1 Medco Health Solutions, Inc.                                                                            3,754,674
       153,200   1 Momenta Pharmaceuticals, Inc.                                                                           1,489,104
       115,700 1,2 Myriad Genetics, Inc.                                                                                   4,324,866
       167,900   2 Shire PLC, ADR                                                                                         12,389,341
        73,300   1 St. Jude Medical, Inc.                                                                                  3,162,162
       220,200   1 Thoratec Laboratories Corp.                                                                             4,274,082
       105,200 1,2 Vanda Pharmaceuticals, Inc.                                                                             1,968,292
                      TOTAL                                                                                               79,708,998
                   INDUSTRIALS--17.0%
        49,100   1 Alliant Techsystems, Inc.                                                                               4,866,301
        91,500   1 BE Aerospace, Inc.                                                                                      3,711,240
       135,100     Chicago Bridge & Iron Co., N.V.                                                                         5,485,060
       113,200     Flowserve Corp.                                                                                         8,180,964
        43,000     Fluor Corp.                                                                                             4,966,930
        41,600   1 Foster Wheeler Ltd.                                                                                     4,675,424
        57,600   1 General Cable Corp.                                                                                     4,579,200
       244,000     Harsco Corp.                                                                                           12,849,040
       359,300 1,2 Hexcel Corp.                                                                                            7,811,182
        60,100   1 Jacobs Engineering Group, Inc.                                                                          3,703,963
        58,600     Norfolk Southern Corp.                                                                                  3,151,508
        68,300     Precision Castparts Corp.                                                                               9,361,198
       125,700     Rockwell Collins                                                                                        8,635,590
       212,500   1 Shaw Group, Inc.                                                                                       11,309,250
        94,100   1 Thomas & Betts Corp.                                                                                    5,815,380
        93,000   1 URS Corp.                                                                                               4,581,180
                      TOTAL                                                                                              103,683,410
                   INFORMATION TECHNOLOGY--20.0%
       494,300   1 Activision, Inc.                                                                                        8,457,473
       132,900   1 Akamai Technologies, Inc.                                                                               4,513,284
       178,000   1 Amdocs Ltd.                                                                                             6,441,820
       277,800   1 Ansys, Inc.                                                                                             7,233,912
       220,500   1 BEA Systems, Inc.                                                                                       2,729,790
       131,800   1 Broadcom Corp.                                                                                          4,324,358
       299,300 1,2 Cadence Design Systems, Inc.                                                                            6,405,020
       100,100   1 Cognizant Technology Solutions Corp.                                                                    8,106,098
        53,000   1 CommScope, Inc.                                                                                         2,884,790
       292,500   1 Corning, Inc.                                                                                           6,973,200
       133,600   1 FormFactor, Inc.                                                                                        5,128,904
       380,200   1 Gartner Group, Inc., Class A                                                                            7,957,586
       125,200   2 KLA-Tencor Corp.                                                                                        7,110,108
       195,500   2 Linear Technology Corp.                                                                                 6,969,575
       167,100   1 Marvell Technology Group Ltd.                                                                           3,007,800
       282,900     Maxim Integrated Products, Inc.                                                                         8,967,930
        95,600   1 NVIDIA Corp.                                                                                            4,374,656
       108,800   1 Network Appliance, Inc.                                                                                 3,083,392
       112,800   2 Paychex, Inc.                                                                                           4,667,664
        89,300 1,2 Salesforce.com Inc.                                                                                     3,470,198
       607,000   1 Tellabs, Inc.                                                                                           6,889,450
        90,600   1 ValueClick, Inc.                                                                                        1,937,028
                      TOTAL                                                                                              121,634,036
                   MATERIALS--4.8%
        86,900     Agrium, Inc.                                                                                            3,642,848
       366,300   1 Crown Holdings, Inc.                                                                                    8,996,328
        20,200   2 Martin Marietta Materials                                                                               2,767,400
       131,300   1 Owens-Illinois, Inc.                                                                                    5,249,374
       124,400   2 Teck Cominco Ltd., Class B                                                                              5,523,360
        34,500     United States Steel Corp.                                                                               3,391,005
                      TOTAL                                                                                               29,570,315
                   TELECOMMUNICATION SERVICES-2.9%
       101,400   1 American Tower Systems Corp.                                                                            4,224,324
        83,200   1 Crown Castle International Corp.                                                                        3,016,000
       128,600 1,2 NII Holdings, Inc.                                                                                     10,804,972
                      TOTAL                                                                                               18,045,296
                      TOTAL COMMON STOCKS                                                                                584,101,372
                      (IDENTIFIED COST $489,784,819)
                   MUTUAL FUND--2.9%
    17,630,498 3,4 Prime Value Obligations Fund, Institutional Shares, 5.25%                                              17,630,498
                   (AT NET ASSET VALUE)
                   REPURCHASE AGREEMENTS-18.9%
  $ 65,049,000     Interest in $3,700,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which               65,049,000
                   Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459 (purchased with proceeds from securities lending collateral).
    50,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which HSBC          50,000,000
                   Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                   8/25/2037 for $2,000,295,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,053,903,683 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              115,049,000
                      TOTAL INVESTMENTS - 117.6%                                                                         716,780,870
                      (IDENTIFIED COST $622,464,317)5
                      OTHER ASSETS AND LIABILITIES - NET - (17.6)%                                                     (107,511,196)
                      TOTAL NET ASSETS - 100%                                                                        $   609,269,674


1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED       MARKET VALUE OF COLLATERAL
     $108,001,456                            $115,049,000

3    Affiliated company.

4    7-Day net yield.

5 At July 31, 2007, the cost of investments for federal tax purposes was $622,464,317. The net unrealized appreciation of investments for federal tax purposes was $94,316,553. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $108,938,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,621,640.


   Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


   The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED STRATEGIC VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES     VALUE

             COMMON STOCKS--97.5%
             CONSUMER DISCRETIONARY--1.8%
    767,600  Regal Entertainment Group                      $  16,418,964
             CONSUMER STAPLES--11.0%
    501,800  Altria Group, Inc.                                33,354,646
    588,266  Reynolds American, Inc.                           35,984,231
    639,887  UST, Inc.                                         34,265,949
                 TOTAL                                        103,604,826
             ENERGY--5.6%
    292,800  BP PLC, ADR                                       20,320,320
    927,681  ENI SpA                                           32,420,990
                 TOTAL                                         52,741,310
             FINANCIALS--43.4%
    453,800  Allied Capital Corp.                              12,851,616
  1,178,900  American Financial Realty Trust                   10,338,953
    897,800  Bank of America Corp.                             42,573,676
    723,800  Citigroup, Inc.                                   33,707,366
    461,600  Comerica, Inc.                                    24,307,856
    628,000  Fifth Third Bancorp                               23,166,920
    767,300  First Horizon National Corp.                      24,338,756
    176,485  First Industrial Realty Trust                      6,831,734
    915,600  Gallagher (Arthur J.) & Co.                       25,252,248
    818,964  HRPT Properties Trust                              7,657,313
    189,523  Hospitality Properties Trust                       7,270,102
    361,000  Lexington Realty Trust                             6,812,070
  2,799,920  Lloyds TSB Group PLC                              31,403,736
    773,876  National City Corp.                               22,744,216
    963,700  New York Community Bancorp, Inc.                  15,640,851
  1,350,000  U.S. Bancorp                                      40,432,500
    864,000  Wachovia Corp.                                    40,789,440
    885,183  Washington Mutual Bank                            33,220,918
                 TOTAL                                        409,340,271
             HEALTH CARE--3.7%
  1,488,100  Pfizer, Inc.                                      34,985,231
             INDUSTRIALS--2.1%
    505,900  Macquarie Infrastructure Co. LL                   20,129,761
             TELECOMMUNICATION SERVICES--17.3%
  1,053,700  Citizens Communications Co., Class B              15,204,891
  1,641,612  Deutsche Telekom AG, Class REG                    28,094,997
    530,571  France Telecommunications                         14,242,310
  6,578,652  Telecom Corp. of New Zealand                      22,731,731
  7,630,042  Telecom Italia SpA                                20,364,243
  7,548,533  Telstra Corp. Ltd.                                29,394,372
  2,429,400  Windstream Corp.                                  33,428,544
                TOTAL                                         163,461,088
             UTILITIES--12.6%
    288,438  Consolidated Edison Co.                           12,598,972
  2,861,272  Enel SpA                                          29,518,464
    486,432  Pinnacle West Capital Corp.                       18,231,471
    462,200  Progress Energy, Inc.                             20,179,652
    372,538  Southern Co.                                      12,532,178
    952,385  United Utilities PLC, ADR                         25,666,776
                 TOTAL                                        118,727,513
                 TOTAL INVESTMENTS - 97.5%                    919,408,964
                 (IDENTIFIED COST $958,034,495)1
                 OTHER ASSETS AND LIABILTIES - NET- 2.5%       23,244,493
                 TOTAL NET ASSETS - 100%                    $ 942,653,457

1 At July 31, 2007, the cost of investments for federal tax purposes was $958,034,495. The net unrealized depreciation of investments for federal tax purposes was $38,625,531. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,107,894 and net unrealized depreciation from investments for those securities having an excess of cost over value of $63,733,425.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

 SHARES OR                                                                                                                     VALUE
 PRINCIPAL
 AMOUNT
                COMMON STOCKS--100.2%
                CONSUMER DISCRETIONARY--5.0%
     36,100   1 GSI Commerce, Inc.                                                                                     $     803,586
     23,000   1 GameStop Corp.                                                                                               928,050
     15,600   2 Garmin Ltd.                                                                                                1,308,840
                   TOTAL                                                                                                   3,040,476
                HEALTH CARE--7.4%
     15,000   1 Cephalon, Inc.                                                                                             1,127,100
     28,400   1 Elan Corp. PLC, ADR                                                                                          531,932
     70,200 1,2 Isis Pharmaceuticals, Inc.                                                                                   730,782
     34,200 1,2 Momenta Pharmaceuticals, Inc.                                                                                332,424
     12,800   1 Myriad Genetics, Inc.                                                                                        478,464
     17,600   2 Shire PLC, ADR                                                                                             1,298,704
                   TOTAL                                                                                                   4,499,406
                INFORMATION TECHNOLOGY--86.8%
     11,300     Accenture Ltd.                                                                                               476,069
     71,492 1,2 Acme Packet, Inc.                                                                                            789,987
     60,000   1 Activision, Inc.                                                                                           1,026,600
     45,900   1 Adobe Systems, Inc.                                                                                        1,849,311
     15,400   1 Akamai Technologies, Inc.                                                                                    522,984
     49,100   1 Amdocs Ltd.                                                                                                1,776,929
     33,200   1 Ansys, Inc.                                                                                                  864,528
      7,200   1 Apple, Inc.                                                                                                  948,672
     46,100   1 Broadcom Corp.                                                                                             1,512,541
     42,300   1 Cadence Design Systems, Inc.                                                                                 905,220
     52,300 1,2 Cisco Systems, Inc.                                                                                        1,511,993
     22,800   1 Cognizant Technology Solutions Corp.                                                                       1,846,344
     13,600   1 CommScope, Inc.                                                                                              740,248
     38,700   1 Commvault Systems, Inc.                                                                                      657,126
     89,000   1 Corning, Inc.                                                                                              2,121,760
     54,100   1 Dell, Inc.                                                                                                 1,513,177
     99,200     EMC Corp. Mass                                                                                             1,836,192
     16,500   1 FormFactor, Inc.                                                                                             633,435
     27,600   1 Gartner Group, Inc., Class A                                                                                 577,668
      3,900   1 Google Inc.                                                                                                1,989,000
     11,200     Harris Corp.                                                                                                 614,656
     43,500     Hewlett-Packard Co.                                                                                        2,002,305
      6,200     IBM Corp.                                                                                                    686,030
     42,400   1 Integrated Device Technology, Inc.                                                                           689,848
     93,700     Intel Corp.                                                                                                2,213,194
     33,900   1 JDS Uniphase Corp.                                                                                           485,787
     46,100     Jabil Circuit, Inc.                                                                                        1,038,633
     19,770   2 KLA-Tencor Corp.                                                                                           1,122,738
     33,200   2 Linear Technology Corp.                                                                                    1,183,580
     87,900   1 Marvell Technology Group Ltd.                                                                              1,582,200
     64,700   2 Maxim Integrated Products, Inc.                                                                            2,050,990
     16,900     Microchip Technology, Inc.                                                                                   613,639
     17,400   1 NAVTEQ Corp.                                                                                                 941,862
     18,600   1 NVIDIA Corp.                                                                                                 851,136
     35,700   1 Network Appliance, Inc.                                                                                    1,011,738
     32,000     Nokia Oyj, Class A, ADR                                                                                      916,480
     70,100   1 Oracle Corp.                                                                                               1,340,312
     31,800     Paychex, Inc.                                                                                              1,315,884
     22,500   1 Qlogic Corp.                                                                                                 299,025
     22,200     Qualcomm, Inc.                                                                                               924,630
      4,900   1 Research in Motion Ltd.                                                                                    1,048,600
     31,200   1 Salesforce.com Inc.                                                                                        1,212,432
      1,953     Samsung Electronics Co.                                                                                    1,285,688
     35,200 1,2 Take-Two Interactive Software, Inc.                                                                          620,576
     35,900   2 Telefonaktiebolaget LM Ericsson, Class B, ADR                                                              1,343,019
     18,700   1 ValueClick, Inc.                                                                                             399,806
     17,200   1 Zebra Technologies Corp., Class A                                                                            623,156
                   TOTAL                                                                                                  52,517,728
                TELECOMMUNICATION SERVICES--1.0%
     20,600 1,2 Clearwire Corp., Class A                                                                                     587,718
                   TOTAL COMMON STOCKS (IDENTIFIED COST $48,172,851)                                                      60,645,328
                MUTUAL FUND--0.5%
    323,519 3,4 Prime Value Obligations Fund, Institutional Shares, 5.25%                                                    323,519
                (AT NET ASSET VALUE)
                REPURCHASE AGREEMENT-15.0%
 $9,086,000     Interest in $3,700,000,000 joint repurchase agreement, 5.32%, dated 7/31/2007 under which CS First         9,086,000
                Boston Corp., will repurchase U.S. Government Agency securities with various maturities to
                8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459 (purchased with proceeds from securities lending collateral). (AT
                COST)
                   TOTAL INVESTMENTS-115.7%                                                                               70,054,847
                   (IDENTIFIED COST $57,582,370)5
                   OTHER ASSETS AND LIABILITIES-NET-(15.7)%                                                              (9,519,502)
                   TOTAL NET ASSETS-100%                                                                               $  60,535,345

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED         MARKET VALUE OF COLLATERAL
     $8,542,590                                $9,086,000

3    Affiliated company.

4    7-Day net yield.

5 At July 31, 2007, the cost of investments for federal tax purposes was $57,582,370. The net unrealized appreciation of investments for federal tax purposes was $12,472,477. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,990,615 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,518,138.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}investments in other open-end regulated investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt















ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY FUNDS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        September 24, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007